Convergence Core Plus Fund
Convergence Core Plus Fund
Investment Objective
The investment objective of the Convergence Core Plus Fund (the “Fund” or “Core Plus Fund”) is to seek long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Convergence Core Plus Fund (USD $)	Convergence Core Plus Fund - Investment Class	Convergence Core Plus Fund - Institutional Class
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Convergence Core Plus Fund	Convergence Core Plus Fund - Investment Class	Convergence Core Plus Fund - Institutional Class
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	none
Dividends and Interest on Short Positions	0.98%	1.00%
Remainder of Other Expenses	0.25%	0.24%
Total Annual Fund Operating Expenses	2.48%	2.24%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Convergence Core Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Convergence Core Plus Fund - Investment Class	251	773	1,321	2,816
Convergence Core Plus Fund - Institutional Class	227	700	1,200	2,575

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 267.84% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund will hold long (purchase) securities that the Convergence Investment Partners, LLC (the “Adviser”) believes will outperform the market, and will sell short securities expected to underperform the market.

The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100%.  Under normal market conditions, the Fund’s long positions may range from 120% to 150% and its short positions may range from 20% to 50%.

In making investment decisions for the Fund, the Adviser utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies’ stocks.  Using a proprietary model, the Adviser first employs a quantitative method of analysis based on four broad categories: growth; valuation; behavioral; and risk.  The Adviser seeks to maximize return while minimizing the risk assumed by the Fund by utilizing a dynamic weighting scheme to calculate a security’s risk-adjusted return as compared to other securities, and balancing the effect a purchase or sale of a security against diversification and risk management constraints of the Fund’s portfolio.  The Adviser makes decisions to buy and sell securities according to this model.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•
Management Risk.  Investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

•	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•
Foreign Securities Risk.  Investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment.  Income earned on foreign securities may be subject to foreign withholding taxes.  In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.  These risks may be greater in emerging markets and in less developed countries.

•
Large-Capitalization Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Medium-Capitalization Company Risk.  Medium-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, mid-cap stocks may be more volatile than those of larger companies.

•
Short Sales Risk.  The value of a security sold short may increase prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

•
High Portfolio Turnover Rate Risk.  The Fund may have a relatively high turnover rate compared to many mutual funds.  A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs which may lower the Fund’s returns.  Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.  This could result in a higher tax liability and may lower an investor’s after-tax return.

Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five -year and since inception periods compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.investcip.com or by calling the Fund toll-free at 877-677-9414.

Institutional Class Shares(1) Calendar Year Returns as of December 31

(1)
The return information shown in the bar chart is for Institutional Class shares.  The Investment Class shares commenced operations on January 31, 2013.  The Investment Class shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the return would differ only to the extent that the classes do not have the same expenses.

The calendar year-to-date return for the Fund’s Institutional Class shares as of December 31, 2014 was 10.79% .  During the period shown in the bar chart, the best performance for a quarter was 15.83% (for the quarter ended March 31, 2012).  The worst performance was -17.20% (for the quarter ended September 30, 2011).

Average Annual Total Returns (Periods Ended December 31, 2014)
Average Annual Returns Convergence Core Plus Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Convergence Core Plus Fund - Institutional Class	Institutional Class Shares Return Before Taxes	10.79%	17.50%		17.10%		Dec. 29, 2009
Convergence Core Plus Fund - Investment Class	Investment Class Shares Return Before Taxes	10.51%		[1]	17.98%	[1]	Jan. 31, 2013
After Taxes on Distributions Convergence Core Plus Fund - Institutional Class	Institutional Class Shares Return After Taxes on Distributions	9.40%	16.25%		15.86%
After Taxes on Distributions and Sale of Fund Shares Convergence Core Plus Fund - Institutional Class	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	6.91%	13.84%		13.50%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.56%	15.63%		15.38%		Dec. 29, 2009
[1]	Investment Class shares of the Fund commenced operations on January 31, 2013. Performance shown for Investment Class shares for periods prior to its inception reflects the performance of Institutional Class shares, adjusted to reflect Investment Class expenses.

After-tax returns are shown for Institutional Class shares only and would vary for Investment Class shares.  Investment Class shares commenced operations on January 31, 2013.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).